RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Summary of loans to directors and executive officers
A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:
	2017	2016
	(In thousands)
Balance at beginning of year	$415	$190
New loans and advances	2,945	594
Repayments	(791)	(369)
Balance at end of year	$2,569	$415